Subsequent Events (Details Narrative) - Prairie Operating Co LLC [Member]	Aug. 15, 2023 USD ($) a shares	May 03, 2023 USD ($) a $ / shares shares	Aug. 31, 2022 USD ($)
Subsequent Event [Line Items]
Purchase of non compensatory options			$ 1,000,000
Membership interest			40.00%
Amended Purchase And Sale Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Area of land | a	20,327
Shares issued | shares	1
Class of warrant or right, outstanding | shares	2
Purchase price	$ 22,182,000
Cash	18,000,000
Total equity consideration	$ 4,182,000
Amended Purchase And Sale Agreement [Member] | Exok [Member] | Forecast [Member]
Subsequent Event [Line Items]
Area of land | a	32,695
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split		ratio between 1-23 and 1-30
Area of land | a		23,485
Subsequent Event [Member] | Exok [Member]
Subsequent Event [Line Items]
Payments to acquire land held for use		$ 28,182,000
Area of land | a		37,030
Cash		$ 24,000,000
Subsequent Event [Member] | Amended Purchase And Sale Agreement [Member]
Subsequent Event [Line Items]
Payments to acquire land held for use		$ 3,000,000
Area of land | a		3,157
Value issued		$ 4,182,000
Shares issued | shares		836.4000
Class of warrant or right, outstanding | shares		836,400
Exercise price | $ / shares		$ 6.00
Membership interests converted shares | shares		65,647,676
Non compensatory options acquire, shares | shares		8,000,000
Share price | $ / shares		$ 0.25
Subsequent Event [Member] | Amended Purchase And Sale Agreement [Member] | Exok [Member]
Subsequent Event [Line Items]
Area of land | a		4,494
Bristol Capital LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options		$ 24,000
Membership interest		30.00%
Third Party Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options		$ 8,000
Membership interest		10.00%